CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2022 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

RECON TECHNOLOGY, LTD

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
ASSETS
Cash	¥296,838,959	¥236,146,589	$32,566,104
Due from intercompany*	205,224,961	291,525,426	40,203,195
Other current assets	20,364,424	80,036,017	11,037,471
Total Current Assets	522,428,344	607,708,032	83,806,770

Investment in subsidiaries and VIEs	(77,566,835)	(122,920,490)	(16,951,511)

Total Assets	¥444,861,509	¥484,787,542	¥66,855,259

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other current liabilities	7,552,452	3,964,912	546,786
Total Current Liabilities	7,552,452	3,964,912	546,786

Warrant liability	16,677,328	31,615,668	4,360,000
Total Liabilities	24,229,780	35,580,580	4,906,786

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 29,700,718 shares and 40,528,218 shares issued and outstanding as of June 30, 2022 and 2023, respectively	18,001,670	24,912,822	3,435,635
Class B ordinary shares, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; 4,100,000 shares and 7,100,000 shares issued and outstanding as of June 30, 2022 and 2023, respectively	2,408,498	4,340,731	598,614
Additional paid-in capital	496,038,696	551,118,133	76,002,666
Accumulated deficit	(107,124,596)	(166,291,897)	(22,932,701)
Accumulated other comprehensive income	11,307,461	35,127,173	4,844,259
Total Shareholders’ Equity	420,631,729	449,206,962	61,948,473

Total Liabilities and Shareholders’ Equity	¥444,861,509	¥484,787,542	$66,855,259

* Due from intercompany are eliminated upon consolidation.

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Revenue	¥121,197	¥—	¥—	$—
Cost of revenue	97,024	—	—	—

Gross profit	24,173	—	—	—

General and administrative expenses	29,502,464	62,918,622	54,494,219	7,515,097
Provision for credit losses	1,933,986	1,923,382	(4,141,588)	(571,151)
Loss from operations	(31,412,277)	(64,842,004)	(50,352,631)	(6,943,946)

Fair value changes of warrants liability	35,365,792	174,485,575	6,116,000	843,435
Other income	320,235	4,105,116	10,108,783	1,394,065

Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(27,106,484)	(18,161,892)	(25,039,453)	(3,453,098)

Net income (loss)	¥(22,832,734)	¥95,586,795	¥(59,167,301)	$(8,159,544)

Foreign currency translation adjustment	(850,895)	9,332,625	23,819,712	3,284,889
Comprehensive income (loss) attributable to the Company	¥(23,683,629)	¥104,919,420	¥(35,347,589)	$(4,874,655)

RECON TECHNOLOGY, LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥(22,832,734)	¥95,586,795	¥(59,167,301)	$(8,159,544)
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	(35,365,792)	(174,485,575)	(6,116,000)	(843,435)
Amortization of offering cost of warrants	12,584,024	—	1,483,306	204,557
Provision for doubtful accounts	1,933,986	1,923,382	(4,141,588)	(571,151)
Restricted shares issued for management and employees	6,140,037	39,263,485	26,191,707	3,612,002
Income (loss) from investment in unconsolidated entity	15,411	(15,411)	—	—
Restricted shares issued for services	—	8,935,919	5,805,840	800,662
Equity in earnings of subsidiaries and VIEs	27,106,484	18,161,892	25,039,453	3,453,098
Other current assets	(474,891)	(111,521)	(8,396,555)	(1,157,938)
Other current liabilities	4,776,846	(5,090,698)	(3,587,540)	(494,744)

Net cash used in operating activities	(6,116,629)	(15,831,732)	(22,888,678)	(3,156,493)

Cash flows from investing activities:
Repayments from loans to third parties	1,950,000	166,405,032	32,413,311	4,470,000
Payments made for loans to third parties	(50,288,458)	(137,391,510)	(79,546,761)	(10,970,000)
Due from intercompany, VIEs and VIEs’ subsidiaries	(29,505,002)	(55,569,342)	(86,300,464)	(11,901,378)

Net cash used in investing activities	(77,843,460)	(26,555,820)	(133,433,914)	(18,401,378)

Cash flows from financing activities:
Proceeds from warrants issued with common share	212,051,414	—	17,493,069	2,412,405
Proceeds from sale of common share, net of issuance costs	81,091,141	—	28,174,993	3,885,509
Proceeds from sale of prefunded warrants, net of issuance costs	30,276,569	93,321	3,750,282	517,188
Proceeds from share issuance for warrants exercised	21,130,035	—	—	—
Proceeds from issuance of convertible notes	42,014,616	—	—	—

Net cash provided by financing activities	386,563,775	93,321	49,418,344	6,815,102

Effect of exchange rate fluctuation on cash	274,149	14,016,375	46,211,878	6,372,909

Net increase (decrease) in cash	302,877,835	(28,277,856)	(60,692,370)	(8,369,860)

Cash, beginning of year	22,238,980	325,116,815	296,838,959	40,935,964

Cash, end of year	¥325,116,815	¥296,838,959	¥236,146,589	$32,566,104

Non-cash investing and financing activities
Issuance of common share in exchange of shares of Starry, net of issuance costs	¥27,675,450	¥—	¥—	$—
Cancellation of ordinary shares issued to Starry	¥—	¥(27,675,450)	¥—	$—
Conversion of convertible notes to 9,225,338 shares of ordinary shares	¥42,435,669	¥—	¥—	$—